CAPITAL AND RESERVES - Summary of Impact In Change Of Shares (Details) - EUR (€)								12 Months Ended
	Nov. 23, 2021	Mar. 24, 2021	Mar. 23, 2021	Jan. 04, 2021	Oct. 12, 2020	Jan. 29, 2020	Dec. 30, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Adjustment of shareholding transfered from Arrival Luxembourg S.à r.l. to Arrival								€ 0
Issuance of share capital								297,690,000	€ 160,557,000	€ 250,909,000
Share capital/premium
Disclosure of classes of share capital [line items]
Adjustment of shareholding transfered from Arrival Luxembourg S.à r.l. to Arrival								(3,702,874,000)
Liabilities arising from financing activities								5,256,625,000	527,642,000	367,085,000
Issuance of share capital								297,690,000	160,500,000
Arrival Luxembourg S.à r.l
Disclosure of classes of share capital [line items]
Issuance of share capital					€ 150,500,001.92		€ 100,000,000
Share capital
Disclosure of classes of share capital [line items]
Adjustment of shareholding transfered from Arrival Luxembourg S.à r.l. to Arrival								(185,719,000)
Issuance of share capital	€ 3,722,974	€ 7,232,227	€ 49,118,386	€ 4,265,114				3,723,000	11,770,000	7,333,000
Share capital | Arrival
Disclosure of classes of share capital [line items]
Adjustment of shareholding transfered from Arrival Luxembourg S.à r.l. to Arrival								(53,384,000)
Share capital | Arrival Luxembourg S.à r.l
Disclosure of classes of share capital [line items]
Adjustment of shareholding transfered from Arrival Luxembourg S.à r.l. to Arrival								239,103,000
Issuance of share capital					11,036,669.75
Share capital | Ordinary shares
Disclosure of classes of share capital [line items]
Adjustment of shareholding transfered from Arrival Luxembourg S.à r.l. to Arrival								170,881,000
Issuance of share capital								3,723,000
Share capital | Ordinary shares | Arrival
Disclosure of classes of share capital [line items]
Adjustment of shareholding transfered from Arrival Luxembourg S.à r.l. to Arrival								(49,119,000)
Share capital | Ordinary shares | Arrival Luxembourg S.à r.l
Disclosure of classes of share capital [line items]
Adjustment of shareholding transfered from Arrival Luxembourg S.à r.l. to Arrival								220,000,000
Share capital | Preference shares
Disclosure of classes of share capital [line items]
Adjustment of shareholding transfered from Arrival Luxembourg S.à r.l. to Arrival								14,838,000
Issuance of share capital									11,770,003.25
Share capital | Preference shares | Arrival
Disclosure of classes of share capital [line items]
Adjustment of shareholding transfered from Arrival Luxembourg S.à r.l. to Arrival								(4,265,000)
Share capital | Preference shares | Arrival Luxembourg S.à r.l
Disclosure of classes of share capital [line items]
Adjustment of shareholding transfered from Arrival Luxembourg S.à r.l. to Arrival								19,103,000
Share premium
Disclosure of classes of share capital [line items]
Adjustment of shareholding transfered from Arrival Luxembourg S.à r.l. to Arrival								3,888,593,000
Issuance of share capital	€ 309,880,938		€ 3,920,896,271					293,967,000	148,787,000	€ 243,576,000
Share premium | Arrival
Disclosure of classes of share capital [line items]
Adjustment of shareholding transfered from Arrival Luxembourg S.à r.l. to Arrival								(4,177,132,000)
Share premium | Arrival Luxembourg S.à r.l
Disclosure of classes of share capital [line items]
Adjustment of shareholding transfered from Arrival Luxembourg S.à r.l. to Arrival								288,539,000
Issuance of share capital					€ 139,463,332.17	€ 9,266,666.5	€ 92,666,667
Share premium | Ordinary shares
Disclosure of classes of share capital [line items]
Adjustment of shareholding transfered from Arrival Luxembourg S.à r.l. to Arrival								(3,873,755,000)
Issuance of share capital								309,881,000
Share premium | Ordinary shares | Arrival
Disclosure of classes of share capital [line items]
Adjustment of shareholding transfered from Arrival Luxembourg S.à r.l. to Arrival								(3,920,897,000)
Share premium | Ordinary shares | Arrival Luxembourg S.à r.l
Disclosure of classes of share capital [line items]
Adjustment of shareholding transfered from Arrival Luxembourg S.à r.l. to Arrival								47,142,000
Share premium | Preference shares
Disclosure of classes of share capital [line items]
Adjustment of shareholding transfered from Arrival Luxembourg S.à r.l. to Arrival								(14,838,000)
Issuance of share capital									148,729,998.67
Share premium | Preference shares | Arrival
Disclosure of classes of share capital [line items]
Adjustment of shareholding transfered from Arrival Luxembourg S.à r.l. to Arrival								(256,235,000)
Share premium | Preference shares | Arrival Luxembourg S.à r.l
Disclosure of classes of share capital [line items]
Adjustment of shareholding transfered from Arrival Luxembourg S.à r.l. to Arrival								241,397,000
Issued Capital And Share Premium | Ordinary shares
Disclosure of classes of share capital [line items]
Adjustment of shareholding transfered from Arrival Luxembourg S.à r.l. to Arrival								(3,702,874,000)
Issuance of share capital								313,604,000
Issued Capital And Share Premium | Ordinary shares | Arrival
Disclosure of classes of share capital [line items]
Adjustment of shareholding transfered from Arrival Luxembourg S.à r.l. to Arrival								€ (3,702,872,347)
Issued Capital And Share Premium | Preference shares
Disclosure of classes of share capital [line items]
Issuance of share capital									€ 160,500,001.92